GEOGRAPHIC INFORMATION (Schedule of Major Customers) (Details) - Sales [Member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue, Major Customer [Line Items]
Concentration risk percentage	32.00%	42.00%	37.00%
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	32.00%	25.00%	27.00%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage		17.00%
Customer C [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage			10.00%